Income taxes (Details 2)	6 Months Ended
Jun. 30, 2011
Brazil
Income taxes
Number of years for which operations are subject to an examination by income tax authorities (in years)	upto 5 years
Restriction on loss carryforwards (as a percent)	30% of annual taxable income
Canada
Income taxes
Number of years for which operations are subject to an examination by income tax authorities (in years)	upto 7 years
Indonesia
Income taxes
Number of years for which operations are subject to an examination by income tax authorities (in years)	upto 10 years
Railroad and Iron Ore Operation
Income taxes
Income tax incentives (in years)	10 years
Goro Project
Income taxes
Income tax incentives period, including income tax holiday (in years)	15-year
Income tax holiday (as a percent)	50.00%
Partial income tax holiday following 15-year tax incentives (in years)	5-year